Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of inventory
Raw materials and components		$ 8,724	$ 6,427
Finished products	[1]	7,079	5,559
Inventories		$ 15,803	$ 11,986

[1]	Includes amounts of $ 647 and $ 145 for the years ended December 31, 2014 and 2015, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.